Accounts Receivables, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivables, Net [Abstract]
Accounts receivables, net
4.	Accounts receivables, net

Accounts receivables, net consist of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$26,634,057	$17,401,756
Allowance for credit losses	-	-
Total, net	$26,634,057	$17,401,756

Subsequent to December 31, 2025 and through the date of issuance of the consolidated financial statements, the Company collected approximately $15.58 million of accounts receivable outstanding as of year-end, representing approximately 59% of the total accounts receivable balance as of December 31, 2025.

For the years ended December 31, 2025, 2024 and 2023, the Company did not recognize any allowance for credit losses expense related to accounts receivable.